Average Annual Total Returns - UltraShort China ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P/BNY Mellon China Select ADR Index (USD) OneYear		S&P/BNY Mellon China Select ADR Index (USD) FiveYears		S&P/BNY Mellon China Select ADR Index (USD) TenYears
Total	(64.76%)	(35.90%)	(30.08%)	Feb. 04, 2008	(64.76%)	(35.93%)	(30.09%)	(38.34%)	(20.35%)	(12.63%)	(65.13%)	(36.54%)	(30.80%)	Feb. 04, 2008	41.68%	[1]	13.87%	[1]	8.22%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.